Property and Equipment, Net	3 Months Ended	12 Months Ended
	May 31, 2021	Feb. 28, 2021
Property Plant And Equipment [Abstract]
Property and Equipment, Net

6.	Property and Equipment, Net
Property and equipment, net consisted of the following:

	Successor
($ in thousands)	May 31, 2021	February 28, 2021
Computer equipment	$19,217	$14,707
Software	23,698	21,141
Furniture and fixtures	1,826	1,828
Leasehold improvements	7,936	7,722

Gross property and equipment	52,677	45,398
Less accumulated depreciation and amortization	(5,632)	(1,200)

Property and equipment, net	$47,045	$44,198

Computer equipment and software include assets held under financing leases. Amortization of assets held under financing leases is included in depreciation expense. See Note 20,
Leases
for additional information regarding our financing leases.
Depreciation expense was $4.9 million and $2.9 million for the three months ended May 31, 2021 and 2020, respectively.

9.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consisted of the following:

	Successor	Predecessor
($ in thousands)	February 28, 2021	February 29, 2020
Computer equipment	$14,707	$19,962
Software	21,141	11,063
Furniture and fixtures	1,828	5,592
Leasehold improvements	7,722	9,708
Gross property and equipment	45,398	46,325
Less accumulated depreciation and amortization	(1,200)	(21,093)
Property and equipment, net	$44,198	$25,232
Computer equipment and software include assets held under capital leases. Amortization of assets held under capital leases is included in depreciation expense. Depreciation expense was $1.1 million, $13.1 million, $9.7 million and $5.9 million for the periods from February 4, 2021 through February 28, 2021 and March 1, 2020 through February 3, 2021 and fiscal years ended February 29, 2020 and February 28, 2019, respectively.
Property and equipment, net by geographic regions consisted of the following:

	Successor	Predecessor
($ in thousands)	February 28, 2021	February 29, 2020
Americans	$41,338	$22,591
Europe	1,664	1,593
Asia Pacific	1,196	1,048
Property and equipment, net	$44,198	$25,232